SUPPLEMENT TO THE PROSPECTUS OF
FIDELITY RETIREMENT RESERVES®
ISSUED BY FIDELITY INVESTMENTS
LIFE INSURANCE COMPANY ("FILI")

DATED APRIL 30, 2010

Effective May 28, 2010, the following information replaces similar information found in the "Investment Options & Fixed Account" section on page i:

Other Funds are managed or sub-advised by Geode Capital Management, LLC ("Geode"), Morgan Stanley Investment Management Inc. ("Morgan Stanley"), Credit Suisse Asset Management, LLC ("Credit Suisse"), Lazard Asset Management, LLC ("Lazard"), Pacific Investment Management Company, LLC ("PIMCO"), and Invesco Advisers, Inc. ("Invesco").

Effective May 28, 2010, the following information replaces similar information found in the "Investment Options" section on page 1:

The Funds are managed or sub-advised by FMR, Strategic Advisers, Geode, Morgan Stanley, Credit Suisse, Lazard, PIMCO, and Invesco.

Effective May 28, 2010, Invesco Van Kampen V.I. Global Value Equity Fund replaces Morgan Stanley Global Value Equity Portfolio within the variable annuity contract.

Effective May 28, 2010, the following information is added to "THE FUNDS" section:

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
INVESCO
Invesco Van Kampen V.I. Global Value Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.

Effective October 29, 2010, Morgan Stanley International Magnum Portfolio changed its name and investment objective. The following information replaces the Morgan Stanley International Magnum Portfolio information found in "THE FUNDS" section on page 7:

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
MORGAN STANLEY
Morgan Stanley Global Tactical Asset Allocation	Seeks total return.	Morgan Stanley Investment Management Inc.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442 or visiting Fidelity.com.